EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
-----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $7,607,066)          $ 9,135,603
Receivable for Fund shares sold                 2,343
Receivable from the Investment Adviser          1,078
Receivable from the Manager                       719
-----------------------------------------------------
TOTAL ASSETS                              $ 9,139,743
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    14,537
Payable to affiliate for Trustees' fees            26
Accrued expenses                               24,067
-----------------------------------------------------
TOTAL LIABILITIES                         $    38,630
-----------------------------------------------------
NET ASSETS                                $ 9,101,113
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $10,483,041
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,876,869)
Accumulated net investment loss               (33,596)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,528,537
-----------------------------------------------------
TOTAL                                     $ 9,101,113
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 3,510,694
SHARES OUTSTANDING                            321,274
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.93
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.93)      $     11.60
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 5,590,419
SHARES OUTSTANDING                            520,821
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.73
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $3,983)         $    89,270
Expenses allocated from Portfolio            (151,296)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (62,026)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Management fee                            $    27,568
Trustees fees and expenses                         81
Distribution and service fees
   Class A                                     20,151
   Class B                                     69,460
Registration fees                              28,219
Transfer and dividend disbursing agent
   fees                                        19,925
Legal and accounting services                  15,117
Printing and postage                           12,387
Custodian fee                                  10,457
Miscellaneous                                   6,521
-----------------------------------------------------
TOTAL EXPENSES                            $   209,886
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     2,889
   Allocation of expenses to the
      Investment Adviser                        1,078
   Allocation of expenses to the Manager          719
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,686
-----------------------------------------------------

NET EXPENSES                              $   205,200
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (267,226)
-----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $649)        $  (275,053)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (40,530)
-----------------------------------------------------
NET REALIZED LOSS                         $  (315,583)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,557,010)
   Foreign currency and forward foreign
      currency exchange contracts              (5,038)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(2,562,048)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,877,631)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,144,857)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (267,226) $        (109,320)
   Net realized gain (loss)                        (315,583)           834,554
   Net change in unrealized
      appreciation (depreciation)                (2,562,048)         4,456,341
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (3,144,857) $       5,181,575
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       1,972,781  $       3,068,265
      Class B                                     2,843,144          1,379,734
   Cost of shares redeemed
      Class A                                    (1,862,658)        (3,774,533)
      Class B                                    (2,054,657)        (1,637,478)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $         898,610  $        (964,012)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (2,246,247) $       4,217,563
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      11,347,360  $       7,129,797
------------------------------------------------------------------------------
AT END OF YEAR                            $       9,101,113  $      11,347,360
------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         (33,596) $          (2,755)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                  --------------------------------
                                      YEAR ENDED DECEMBER 31,
                                  --------------------------------
                                    2000        1999        1998
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $14.680     $ 8.060     $11.970
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss               $(0.268)    $(0.112)    $(0.146)
Net realized and unrealized
   gain (loss)                     (3.482)      6.732      (3.764)
------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(3.750)    $ 6.620     $(3.910)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.930     $14.680     $ 8.060
------------------------------------------------------------------

TOTAL RETURN(1)                    (25.54)%     82.13%     (32.66)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 3,511     $ 4,482     $ 3,066
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   3.26%       3.02%       3.25%
   Net expenses after
      custodian fee
      reduction(2)                   2.92%       2.95%       2.95%
   Net investment loss              (2.12)%     (1.02)%     (1.34)%
Portfolio Turnover of the
   Portfolio                           65%         95%        117%
------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may
   reflect a reduction of the investment adviser fee and/or
   management fee, an allocation of expenses to the Investment
   Adviser, and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       3.35%       4.70%       3.65%
   Expenses after custodian
      fee reduction(2)               3.01%       4.63%       3.35%
   Net investment loss              (2.21)%     (2.70)%     (1.74)%
Net investment loss per share     $(0.279)    $(0.296)    $(0.188)
------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                  --------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $14.510     $ 7.990     $11.910     $12.720     $10.050
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss               $(0.347)    $(0.159)    $(0.236)    $(0.012)    $(0.143)
Net realized and unrealized
   gain (loss)                     (3.433)      6.679      (3.684)     (0.436)      2.988
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(3.780)    $ 6.520     $(3.920)    $(0.448)    $ 2.845
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net realized gain            $    --     $    --     $    --     $    --     $(0.175)
In excess of net realized gain         --          --          --      (0.362)         --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $    --     $    --     $    --     $(0.362)    $(0.175)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.730     $14.510     $ 7.990     $11.910     $12.720
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                    (26.05)%     81.60%     (32.91)%     (3.48)%     28.49%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 5,590     $ 6,866     $ 4,064     $ 9,074     $ 6,725
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   3.75%       3.47%       3.70%       3.50%       3.41%
   Net expenses after
      custodian fee
      reduction(2)                   3.41%       3.40%       3.40%       3.32%       3.19%
   Net investment loss              (2.60)%     (1.59)%     (1.79)%     (1.92)%     (1.76)%
Portfolio Turnover of the
   Portfolio                           65%         95%        117%        160%        125%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or management fee, an allocation of expenses to the
   Investment Adviser, and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       3.84%       5.15%       4.10%       3.79%       4.52%
   Expenses after custodian
      fee reduction(2)               3.50%       5.08%       3.80%       3.61%       4.30%
   Net investment loss              (2.69)%     (3.27)%     (2.19)%     (2.21)%     (2.87)%
Net investment loss per share     $(0.359)    $(0.327)    $(0.289)    $(0.014)    $(0.233)
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (61.5% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes had a capital loss carryover of $2,411,579 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2006. At December 31, 2000, net capital losses of $498,311 and net currency losses of $33,596 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        145,823      304,930
    Redemptions                                 (129,908)    (379,809)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       15,915      (74,879)
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        206,688      139,418
    Redemptions                                 (159,082)    (174,921)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       47,606      (35,503)
    ------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 2000, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $27,568. To reduce the net operating loss of the Fund, the Manager was allocated $719 of the Fund's operating expenses. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. To reduce the net investment loss of the Fund, the Adviser was allocated $1,078 of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

5 Distribution Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $13,117 and $52,484 for Class A and Class B shares, respectively, to EVD for the year ended December 31, 2000, representing 0.33% and 0.75% of average daily net assets for Class A and Class B shares, respectively. At December 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $267,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees approved quarterly service fee payments equal to .25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and .25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Fund paid or accrued service fees to EVD for the year ended December 31, 2000 in the amounts of $7,034 and $16,976 for Class A shares and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $30,000 of CDSC paid by shareholders for Class B shares for the year ended December 31, 2000. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value because the purchase amount was $1 million or more.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,863,920 and $4,068,390, respectively, for the year ended December 31, 2000.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Fund (the Fund) (one of the series constituting Eaton Vance Special Investment Trust) as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Emerging Markets Fund at December 31, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 9, 2001

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 87.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.8%
----------------------------------------------------------------------
Embraer - Empresa Brasileira
de Aeronautica S.A.                              65,000    $   411,667
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   411,667
----------------------------------------------------------------------
Apparel and Accessories -- 2.9%
----------------------------------------------------------------------
Li and Fung Ltd.                                236,000    $   429,658
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $   429,658
----------------------------------------------------------------------
Automotive -- 3.2%
----------------------------------------------------------------------
Denway Motors Ltd.                            2,750,000    $   479,506
Manufactures motor vehicles and related
equipment and parts
----------------------------------------------------------------------
                                                           $   479,506
----------------------------------------------------------------------
Banks and Money Services -- 15.3%
----------------------------------------------------------------------
Grupo Financiero Banamex(1)                     300,000    $   493,057
Mexico's largest private bank
Hansabank Ltd.                                   32,644        272,291
Financial institution in the Baltic
States
National Bank of Greece                           9,908        379,396
Offers retail and corporate banking
services
OTP Bank Rt. GDR                                 11,805        658,129
Hungary's biggest bank
Sanlam Ltd.                                      90,000        113,704
South Africa's second largest life
assurer
Unibanco GDR                                     11,955        351,925
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 2,268,502
----------------------------------------------------------------------
Broadcasting and Cable -- 4.4%
----------------------------------------------------------------------
Television Broadcasts Ltd.                       67,000    $   352,193
Hong Kong's dominant Chinese-language
program TV program provider
TV Azteca S.A.                                   30,000        298,125
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   650,318
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Commodity Chemicals -- 2.6%
----------------------------------------------------------------------
Reliance Industries Ltd. GDR                     23,500    $   384,812
Manufactures fibers, petrochemicals, and
textiles
----------------------------------------------------------------------
                                                           $   384,812
----------------------------------------------------------------------
Communications Equipment -- 1.6%
----------------------------------------------------------------------
Grupo Televisa GDR(1)                             5,167    $   232,192
Largest Spanish speaking media and
broadcast company in the world. Based in
Mexico
----------------------------------------------------------------------
                                                           $   232,192
----------------------------------------------------------------------
Conglomerates -- 2.3%
----------------------------------------------------------------------
China Resources Enterprises Ltd.                268,000    $   341,885
Develops and invests in real estate
John Keells Holdings                              9,183          5,969
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   347,854
----------------------------------------------------------------------
Electric Utilities -- 2.5%
----------------------------------------------------------------------
Companhia Paranaense Energia ADR                 44,000    $   371,250
Brazilian Utility
----------------------------------------------------------------------
                                                           $   371,250
----------------------------------------------------------------------
Electrical / Electronics -- 1.4%
----------------------------------------------------------------------
Orbotech Ltd.(1)                                  5,475    $   204,286
World leader in the manufacture of
automated optical inspection systems for
the printed circuit board industry.
Based in Israel
----------------------------------------------------------------------
                                                           $   204,286
----------------------------------------------------------------------
Electronics - Semiconductors -- 2.0%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                          125,952    $   302,330
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
----------------------------------------------------------------------
                                                           $   302,330
----------------------------------------------------------------------
Food and Beverages -- 11.1%
----------------------------------------------------------------------
Companhia Brasileira de Distribuicao,
Grupo Pao de Acurcar                             10,000    $   365,000
Supermarket chain
Companhia de Bebidas das Americas ADR            16,820        433,115
Produces and distributes beverages

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Beverages (continued)
----------------------------------------------------------------------
Hite Brewery Co. Ltd.                             9,700    $   276,047
Korean brewer
President Chain Store Corp.                     124,041        325,832
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
Vina Concha y Toro ADR                            6,500        253,500
Wine producer/exporter
----------------------------------------------------------------------
                                                           $ 1,653,494
----------------------------------------------------------------------
Insurance -- 2.1%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                  14,350    $   311,957
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   311,957
----------------------------------------------------------------------
Machinery -- 1.1%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                          16,700    $   157,765
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   157,765
----------------------------------------------------------------------
Media & Leisure -- 2.1%
----------------------------------------------------------------------
Corporacion Interamericana
de Entretenimiento S.A.(1)                       75,040    $   308,325
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   308,325
----------------------------------------------------------------------
Metals - Gold -- 2.6%
----------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.                     82,400    $   383,306
A mining company which produces gold
----------------------------------------------------------------------
                                                           $   383,306
----------------------------------------------------------------------
Metals - Industrial -- 2.4%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     19,900    $   363,175
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   363,175
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Mobile Communications -- 2.0%
----------------------------------------------------------------------
China Mobile (Hong Kong)(1)                      55,000    $   300,396
Provides cellular telecommunications
services in People's Republic of China
----------------------------------------------------------------------
                                                           $   300,396
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.8%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                                7,400    $   265,535
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   265,535
----------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 2.3%
----------------------------------------------------------------------
Petroleo Brasileiro S.A. ADR(1)                  13,500    $   340,875
A holding company for oil, gas and
petrochemical companies in Brazil
----------------------------------------------------------------------
                                                           $   340,875
----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.1%
----------------------------------------------------------------------
PetroChina Co. Ltd.                           1,800,000    $   300,012
Explores, develops, and produces crude
oil and natural gas
Surgutneftegaz ADR                               30,000        312,000
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   612,012
----------------------------------------------------------------------
Semiconductors -- 1.4%
----------------------------------------------------------------------
Samsung Electronics                               1,720    $   214,830
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   214,830
----------------------------------------------------------------------
Telecommunications - Services -- 4.3%
----------------------------------------------------------------------
China Unicom Ltd.(1)                            160,000    $   245,138
China's second largest
telecommunications provider
SK Telecom Co. Ltd.                               2,000        400,000
South Korea's largest mobile telecom
firm
----------------------------------------------------------------------
                                                           $   645,138
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Telephone Utilities -- 7.3%
----------------------------------------------------------------------
Korea Telecom Corp. ADR                           9,070    $   281,170
Monopolistic telecom service provider
for South Korea
Tele Norte Leste Participacoes ADR               19,402        442,608
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                           8,000        361,000
Largest telecom operator with interests
in local and long distance
telecommunications
----------------------------------------------------------------------
                                                           $ 1,084,778
----------------------------------------------------------------------
Tobacco -- 2.1%
----------------------------------------------------------------------
ITC Ltd. GDR                                     16,250    $   312,813
Indian cigarette producer
----------------------------------------------------------------------
                                                           $   312,813
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,729,748)                           $13,036,774
----------------------------------------------------------------------
Total Investments -- 87.7%
   (identified cost $11,729,748)                           $13,036,774
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 12.3%                    $ 1,822,428
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,859,202
----------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                          18.3%    $2,716,440
Hong Kong                                       16.5%     2,448,788
Mexico                                          11.4%     1,692,699
Republic of Korea                               10.0%     1,484,004
India                                            7.1%     1,060,800
Hungary                                          4.4%       658,129
Taiwan                                           4.2%       628,162
Russia                                           3.9%       577,535
South Africa                                     3.3%       497,010
Greece                                           2.6%       379,396
Estonia                                          1.8%       272,291
Chile                                            1.7%       253,500
Israel                                           1.4%       204,286
Thailand                                         1.1%       157,765
Sri Lanka                                        0.0%         5,969

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,729,748)         $13,036,774
Cash                                        1,848,989
Foreign currency, at value
   (identified cost, $266,976)                268,456
Dividends receivable                           17,396
Tax reclaim receivable                            207
Prepaid expenses                                  129
-----------------------------------------------------
TOTAL ASSETS                              $15,171,951
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   265,436
Payable to affiliate for Trustees' fees           103
Accrued expenses                               47,210
-----------------------------------------------------
TOTAL LIABILITIES                         $   312,749
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,859,202
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,559,995
Net unrealized appreciation (computed on
   the basis of identified cost)            1,299,207
-----------------------------------------------------
TOTAL                                     $14,859,202
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $5,830)  $   130,720
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   130,720
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   119,342
Administration fee                             39,883
Trustees fees and expenses                      5,522
Legal and accounting services                  34,773
Custodian fee                                  77,256
Miscellaneous                                   3,032
-----------------------------------------------------
TOTAL EXPENSES                            $   279,808
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    49,001
   Reduction of investment adviser fee          8,588
   Reduction of administration fee              1,976
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    59,565
-----------------------------------------------------

NET EXPENSES                              $   220,243
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (89,523)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $960)        $  (586,392)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (60,067)
-----------------------------------------------------
NET REALIZED LOSS                         $  (646,459)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,821,666)
   Foreign currency and forward foreign
      currency exchange contracts              (8,186)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(3,829,852)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,476,311)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,565,834)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         (89,523) $          42,713
   Net realized gain (loss)                        (646,459)           850,084
   Net change in unrealized
      appreciation (depreciation)                (3,829,852)         5,616,042
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (4,565,834) $       6,508,839
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      10,146,468  $       6,286,238
   Withdrawals                                   (5,193,671)        (6,199,686)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       4,952,797  $          86,552
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         386,963  $       6,595,391
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      14,472,239  $       7,876,848
------------------------------------------------------------------------------
AT END OF YEAR                            $      14,859,202  $      14,472,239
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                    2000        1999       1998        1997        1996
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.69%       1.42%      1.71%       1.53%       1.54%
   Net expenses after
      custodian fee reduction        1.38%       1.35%      1.41%       1.35%       1.32%
   Net investment income
      (loss)                        (0.56)%      0.45%      0.37%       0.08%       0.14%
Portfolio Turnover                     65%         95%       117%        160%        125%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $14,859     $14,472     $7,877     $18,554     $10,659
-----------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment
   Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.76%       2.42%      1.87%       1.81%       2.24%
   Expenses after custodian
      fee reduction                  1.45%       2.35%      1.57%       1.63%       2.02%
   Net investment income
      (loss)                        (0.63)%     (0.55)%     0.21%      (0.20)%     (0.56)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the adviser fee was 0.75% of average daily net assets and amounted to $119,342. To reduce the net operating loss of the Portfolio, the Adviser made a reduction of the investment adviser fee of $8,588. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the administration fee was 0.25% of average daily net assets and amounted to $39,883. To reduce the net operating loss of the Portfolio, EVM made a reduction of the administrative fee of $1,976. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,315,247 and $9,112,213, respectively, for the year ended December 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $11,729,748
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,333,279
    Gross unrealized depreciation              (1,026,253)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,307,026
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   December 31, 2000.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2000, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio (the Portfolio) as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Emerging Markets Portfolio at December 31, 2000, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation